FINANCIAL RISK MANAGEMENT - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	$ 5,728,184	$ 3,917,433
Limited partners' interests in single-family rental business	1,696,872	947,452	$ 356,305
Derivative financial instruments	51,158	230,305
Due to Affiliate	256,824	256,362
Amounts payable and accrued liabilities	138,273	102,954
Resident security deposits	79,864	56,785
Dividends payable	15,861	15,821
Financial liabilities	7,766,682	5,382,344	$ 4,963,311
Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	5,778,237
Due on demand and in 2023 | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	757,135
2028 and thereafter | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	542,457
Liquidity risk | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	5,778,237	3,954,651
Other liabilities	34,524	34,748
Limited partners' interests in single-family rental business	1,696,872	947,452
Derivative financial instruments	51,158	230,305
Due to Affiliate	295,325	300,000
Amounts payable and accrued liabilities	138,273	102,954
Resident security deposits	79,864	56,785
Dividends payable	15,861	15,821
Financial liabilities	8,090,114	5,642,716
Liquidity risk | Due on demand and in 2023 | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	757,135	254,805
Other liabilities	0	0
Limited partners' interests in single-family rental business	0	0
Derivative financial instruments	0	0
Due to Affiliate	0	0
Amounts payable and accrued liabilities	138,273	102,954
Resident security deposits	79,864	56,785
Dividends payable	15,861	15,821
Financial liabilities	991,133	430,365
Liquidity risk | From 2024 to 2025 | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	1,949,405	822,163
Other liabilities	10,370	8,538
Limited partners' interests in single-family rental business	0	0
Derivative financial instruments	0	0
Due to Affiliate	0	0
Amounts payable and accrued liabilities	0	0
Resident security deposits	0	0
Dividends payable	0	0
Financial liabilities	1,959,775	830,701
Liquidity risk | From 2026 to 2027 | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	2,529,240	2,439,432
Other liabilities	8,620	7,863
Limited partners' interests in single-family rental business	851,416	600,572
Derivative financial instruments	0	0
Due to Affiliate	0	0
Amounts payable and accrued liabilities	0	0
Resident security deposits	0	0
Dividends payable	0	0
Financial liabilities	3,389,276	3,047,867
Liquidity risk | 2028 and thereafter | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	542,457	438,251
Other liabilities	15,534	18,347
Limited partners' interests in single-family rental business	845,456	346,880
Derivative financial instruments	51,158	230,305
Due to Affiliate	295,325	300,000
Amounts payable and accrued liabilities	0	0
Resident security deposits	0	0
Dividends payable	0	0
Financial liabilities	$ 1,749,930	$ 1,333,783